Hartford Real Asset Fund Investment Strategy - Hartford Real Asset Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its assets in investments related to real assets and real asset companies. “Real assets” are investments that, in the judgment of Wellington Management Company LLP (“Wellington Management”), the Fund’s sub-adviser, are affected directly or indirectly by the level of and changes in the rate of inflation and, therefore, expected to provide real returns. Real return is the rate of return after adjusting for inflation. “Real assets” and “Real asset” companies include, but are not limited to: (1) investments related to telecommunications, transportation, industrial, natural resources (including energy, utilities related to natural resources, materials, metals and mining, agriculture/chemicals, and paper and forest products), infrastructure, equipment, and real estate; (2) inflation protected securities; and (3) commodities. The Fund targets an investment allocation of approximately 50% of its net assets in equity and equity related investments, 40% of its net assets in fixed income and fixed income related investments, and 10% of its net assets in commodity-related investments. The allocations to fixed income investments and equity investments will generally vary by no more than +/-20% with respect to such investments and the allocation to commodity-related investments will generally range between 0% and 25%. Wellington Management has the flexibility to change such allocations significantly as market conditions change. Asset allocation decisions within these bands are at the discretion of Wellington Management and are based on Wellington Management’s judgment of the projected outlook for inflation, investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. The Fund will normally invest at least 25% of its assets, in the aggregate, in the natural resources industry.The equity portion of the Fund will invest primarily in common stocks (including real estate investment trusts). The fixed income portion of the Fund will invest primarily in inflation protected securities, which pay a real return plus the realized rate of inflation as measured by a benchmark price index. The fixed income portion of the Fund may invest in debt securities of any maturity or duration. The Fund may also seek commodity exposure through exchange traded funds and by investing up to 25% of its total assets in the Fund’s wholly owned Cayman Islands subsidiary, Hartford Cayman Real Asset Fund, Ltd. (“Subsidiary”). The Subsidiary (unlike the Fund) may invest without limit in commodity-related investments, including commodity-linked notes, exchange traded funds, and commodity-related derivative investments (including futures contracts, options and swap agreements). The Subsidiary may also hold cash and invest in other investments, including fixed income securities, either as investments or to serve as margin or collateral. The Fund’s investment in shares of the Subsidiary is not counted for purposes of determining the Fund’s equity allocation. The Fund may invest up to 50% of its net assets in securities of foreign issuers, including non-dollar securities and securities of emerging market issuers. Investments are deemed to be “foreign” if: (a) an issuer’s domicile or location of headquarters is in a foreign country; (b) an issuer is doing a substantial amount of business outside the United States, which the Fund considers to be an issuer that derives at least 50% of its revenues or profits outside the United States or has at least 50% of its sales or assets outside the United States; (c) the principal trading market for a security of an issuer is located in a foreign country; or (d) it is a foreign currency.The Fund may use derivatives to manage portfolio risk and to replicate securities the Fund could buy. Such derivatives may include (but are not limited to) transactions designed to minimize the impact of currency movements on the Fund or to attain commodities exposure. The fixed income portion may also use derivatives for managing duration exposure and/or obtaining synthetic exposure to inflation protected securities. In connection with the Fund’s investment in certain securities and derivative instruments, the Fund may hold cash or liquid securities that can be readily converted into cash. The Fund may enter into derivative transactions directly and indirectly through the Subsidiary. To implement their investment ideas, the portfolio managers may allocate a portion of the Fund’s assets to active strategies managed by specialized investment teams at Wellington Management that invest the Fund’s assets in accordance with the Fund’s investment strategy.
Strategy Portfolio Concentration [Text]	The Fund will normally invest at least 25% of its assets, in the aggregate, in the natural resources industry.